PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 24,141	$ 12,826
Additions	2,188	5,127
Interest costs capitalized	24	14
Acquisitions through business combinations, property, plant and equipment		7,403
Disposals	(37)	(22)
Depreciation	(2,365)	(2,014)
Impairment reversals	677	(1,423)
Transfers	0	0
Decrease through classified as held for sale, property, plant and equipment		(356)
Property, plant and equipment	24,628	24,141
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	61,862	50,984
Property, plant and equipment	63,793	61,862
Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(37,721)	(38,158)
Property, plant and equipment	(39,165)	(37,721)
Buildings, plant and equipment1
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	7,753	3,600
Additions	10	298
Interest costs capitalized	0	0
Acquisitions through business combinations, property, plant and equipment		3,473
Disposals	(24)	(22)
Depreciation	(1,219)	(1,107)
Impairment reversals	260	(990)
Transfers	693	648
Decrease through classified as held for sale, property, plant and equipment		0
Property, plant and equipment	7,473	7,753
Buildings, plant and equipment1 | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	18,544	14,750
Property, plant and equipment	18,361	18,544
Buildings, plant and equipment1 | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(10,791)	(11,150)
Property, plant and equipment	(10,888)	(10,791)
MIning property costs subject to depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	12,288	6,258
Additions	259	3,458
Interest costs capitalized	0	0
Acquisitions through business combinations, property, plant and equipment		2,270
Disposals	(1)	0
Depreciation	(1,146)	(907)
Impairment reversals	412	(742)
Transfers	1,757	573
Decrease through classified as held for sale, property, plant and equipment		0
Property, plant and equipment	13,569	12,288
MIning property costs subject to depreciation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	27,268	21,624
Property, plant and equipment	29,901	27,268
MIning property costs subject to depreciation | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(14,980)	(15,366)
Property, plant and equipment	(16,332)	(14,980)
MIning property costs not subject to depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,100	2,968
Additions	1,919	1,371
Interest costs capitalized	24	14
Acquisitions through business combinations, property, plant and equipment		1,660
Disposals	(12)	0
Depreciation	0	0
Impairment reversals	5	309
Transfers	(2,450)	(1,221)
Decrease through classified as held for sale, property, plant and equipment		(356)
Property, plant and equipment	3,586	4,100
MIning property costs not subject to depreciation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	16,050	14,610
Property, plant and equipment	15,531	16,050
MIning property costs not subject to depreciation | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(11,950)	(11,642)
Property, plant and equipment	$ (11,945)	(11,950)
KCGM [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Disposals		(260)
KCGM [Member] | Buildings, plant and equipment1
Reconciliation of changes in property, plant and equipment [abstract]
Disposals		(127)
KCGM [Member] | MIning property costs subject to depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Disposals		(106)
KCGM [Member] | MIning property costs not subject to depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Disposals		$ (27)